Consolidated statements of operations - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Interest and dividend income	SFr 10,146	SFr 9,880
Interest expense	(5,327)	(5,310)
Net interest income	4,819	4,570
Commissions and fees	6,132	6,523
Trading revenues	1,898	747
Other revenues	496	1,177
Net revenues	13,345	13,017
Provision for credit losses	58	23
Compensation and benefits	5,865	5,997
General and administrative expenses	3,700	5,163
Commission expenses	793	740
Total other operating expenses	4,493	5,903
Total operating expenses	10,358	11,900
Income/(loss) from continuing operations before taxes	2,929	1,094
Income tax expense	1,012	795
Income/(loss) from continuing operations	1,917	299
Income/(loss) from discontinued operations, net of tax	0	6
Net income/(loss)	1,917	305
Net income/(loss) attributable to noncontrolling interests	(1)	393
Net income/(loss) attributable to shareholders	1,918	(88)
of which from continuing operations	1,918	(94)
of which from discontinued operations	SFr 0	SFr 6